SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Abstract]
Revenues	$ 29,472
Cost of revenue	(14,304)
Gross profit	15,168
Sales and marketing expenses	(244,353)	(716,264)	(1,771,614)
General and administrative expenses	(3,247,350)	(1,838,740)	(1,657,879)
Research and development expenses	(656,363)	(832,565)	(1,459,828)
Total other incomes, net	40,471	11,159	(9,685)
Income tax expense
Net loss	$ (4,092,427)	$ (3,376,410)	$ (4,899,006)